Schedule of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable [Member]
Numerator:
Allocation of net (loss) income	$ (18,797)	$ (64,374)	$ (311,063)	$ 159,231	$ (324,619)	$ 9,525,947
Denominator:
Basic weighted average common shares outstanding	519,080	2,366,608	795,185	7,637,976	5,965,080	24,000,000
Diluted weighted average common shares outstanding	519,080	2,366,608	795,185	7,637,976	5,965,080	24,000,000
Basic net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40
Diluted net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40
Class A Non Redeemable [Member]
Numerator:
Allocation of net (loss) income	$ (184,683)	$ (138,726)	$ (1,995,031)	$ 75,165	$ (216,710)
Denominator:
Basic weighted average common shares outstanding	5,100,000	5,100,000	5,100,000	3,605,495	3,982,192
Diluted weighted average common shares outstanding	5,100,000	5,100,000	5,100,000	3,605,495	3,982,192
Basic net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)
Diluted net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)
Common Class B [Member]
Numerator:
Allocation of net (loss) income	$ (32,591)	$ (24,481)	$ (352,064)	$ 50,033	$ (109,809)	$ 2,383,487
Denominator:
Basic weighted average common shares outstanding	900,000	900,000	900,000	2,400,000	2,017,808	6,000,000
Diluted weighted average common shares outstanding	900,000	900,000	900,000	2,400,000	2,017,808	6,000,000
Basic net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40
Diluted net (loss) income per common share	$ (0.04)	$ (0.03)	$ (0.39)	$ 0.02	$ (0.05)	$ 0.40